Stock-Based Compensation (Details) - Schedule of stock options expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation -Stock Options	$ 6,160	$ 9,823	$ 5,329
Cost of revenue [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation -Stock Options	233	158	178
Research and development [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation -Stock Options	1,766	1,684	1,267
Selling, general and administrative [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation -Stock Options	$ 4,161	$ 7,981	$ 3,884